Stock-Based Compensation Plans - Summary of Stock-Based Compensation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense	$ 10	$ 6
Stock-Based Compensation Expense (Recovery)	67	9	$ (6)
Stock-Based Compensation Costs Capitalized	20	4	3
Total Stock-Based Compensation	87	13	(3)
NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense	9	6	9
PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense	15	(6)	(7)
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense	34	$ 9	3
DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense	$ 9		$ (11)